Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 8.0%
408,522	(1)	Alphabet, Inc. - Class A	$39,075,129	3.6
366,869	(1)	Alphabet, Inc. - Class C	35,274,454	3.3
8,637	(1)	Charter Communications, Inc.	2,620,034	0.2
38,121	(1)	Meta Platforms, Inc.	5,172,257	0.5
15,410	(1)	NetFlix, Inc.	3,628,131	0.3
9,529	(1)	Walt Disney Co.	898,871	0.1
			86,668,876	8.0

		Consumer Discretionary: 17.5%
30,475	(1)	Airbnb, Inc.	3,201,094	0.3
693,834	(1)	Amazon.com, Inc.	78,403,242	7.2
3,098	(1)	Booking Holdings, Inc.	5,090,665	0.5
17,844		Dollar General Corp.	4,280,062	0.4
46,782		Home Depot, Inc.	12,909,025	1.2
43,077		Lowe's Cos, Inc.	8,090,291	0.7
21,411		Marriott International, Inc.	3,000,537	0.3
14,017		McDonald's Corp.	3,234,283	0.3
95,650		Nike, Inc. - Class B	7,950,428	0.7
32,221		Starbucks Corp.	2,714,941	0.2
19,917		Target Corp.	2,955,484	0.3
198,575	(1)	Tesla, Inc.	52,672,019	4.9
91,634		TJX Cos., Inc.	5,692,304	0.5
			190,194,375	17.5

		Consumer Staples: 6.2%
228,596		Coca-Cola Co.	12,805,948	1.2
39,737		Colgate-Palmolive Co.	2,791,524	0.2
34,561		Costco Wholesale Corp.	16,322,124	1.5
17,908		Estee Lauder Cos., Inc.	3,866,337	0.3
15,568		Kimberly-Clark Corp.	1,752,023	0.2
26,823	(1)	Monster Beverage Corp.	2,332,528	0.2
91,190		PepsiCo, Inc.	14,887,679	1.4
79,478		Procter & Gamble Co.	10,034,098	0.9
39,620		Sysco Corp.	2,801,530	0.3
			67,593,791	6.2

		Energy: 0.9%
33,365		EOG Resources, Inc.	3,727,871	0.4
52,733		Occidental Petroleum Corp.	3,240,443	0.3
10,200		Pioneer Natural Resources Co.	2,208,606	0.2
			9,176,920	0.9

		Financials: 2.5%
2,960		American Express Co.	399,333	0.1
15,465		Aon PLC	4,142,609	0.4
54,624		Blackstone, Inc.	4,572,029	0.4
65,843		Charles Schwab Corp.	4,732,136	0.4
34,934		Marsh & McLennan Cos., Inc.	5,215,297	0.5
11,760		Moody's Corp.	2,858,974	0.3
39,642		Progressive Corp.	4,606,797	0.4
			26,527,175	2.5

		Health Care: 11.2%
17,667		Abbott Laboratories	1,709,459	0.2
137,963		AbbVie, Inc.	18,516,014	1.7
35,014		Amgen, Inc.	7,892,156	0.7
6,124		Baxter International, Inc.	329,839	0.0
3,715		Cigna Corp.	1,030,801	0.1
3,436		Danaher Corp.	887,484	0.1
48,201	(1)	Edwards Lifesciences Corp.	3,982,849	0.4
5,720		Elevance Health, Inc.	2,598,253	0.2
53,541		Eli Lilly & Co.	17,312,482	1.6
1,074		HCA Healthcare, Inc.	197,390	0.0
6,965		Humana, Inc.	3,379,348	0.3
25,723	(1)	Intuitive Surgical, Inc.	4,821,519	0.4
2,219		McKesson Corp.	754,172	0.1
82,733		Merck & Co., Inc.	7,124,966	0.7
1,609	(1)	Moderna, Inc.	190,264	0.0
1,181	(1)	Regeneron Pharmaceuticals, Inc.	813,556	0.1
14,671		Stryker Corp.	2,971,464	0.3
3,726		Thermo Fisher Scientific, Inc.	1,889,790	0.2
66,445		UnitedHealth Group, Inc.	33,557,383	3.1
18,840	(1)	Vertex Pharmaceuticals, Inc.	5,454,934	0.5
36,749		Zoetis, Inc.	5,449,509	0.5
			120,863,632	11.2

		Industrials: 5.3%
13,302	(1)	Boeing Co.	1,610,606	0.1
35,891		Caterpillar, Inc.	5,888,995	0.5
42,076		CSX Corp.	1,120,905	0.1
21,882		Deere & Co.	7,306,181	0.7
14,699		Emerson Electric Co.	1,076,261	0.1
4,786		General Electric Co.	296,301	0.0
15,467		Honeywell International, Inc.	2,582,525	0.2
21,738		Illinois Tool Works, Inc.	3,926,970	0.4
18,526		Lockheed Martin Corp.	7,156,409	0.7
1,337		Northrop Grumman Corp.	628,818	0.1
127,701	(1)	Uber Technologies, Inc.	3,384,076	0.3
49,006		Union Pacific Corp.	9,547,349	0.9
51,186		United Parcel Service, Inc. - Class B	8,268,586	0.8
30,343		Waste Management, Inc.	4,861,252	0.4
			57,655,234	5.3

		Information Technology: 45.5%
49,462		Accenture PLC	12,726,573	1.2
36,838	(1)	Adobe, Inc.	10,137,818	0.9
99,354	(1)	Advanced Micro Devices, Inc.	6,295,069	0.6
8,189		Analog Devices, Inc.	1,141,055	0.1
1,193,664		Apple, Inc.	164,964,365	15.2
67,781		Applied Materials, Inc.	5,553,297	0.5
10,670	(1)	Atlassian Corp. PLC	2,246,995	0.2
16,977	(1)	Autodesk, Inc.	3,171,304	0.3
29,918		Automatic Data Processing, Inc.	6,767,152	0.6
30,831		Broadcom, Inc.	13,689,272	1.3
4,226	(1)	Fiserv, Inc.	395,427	0.0
46,922		International Business Machines Corp.	5,574,803	0.5
21,512		Intuit, Inc.	8,332,028	0.8
11,066		KLA Corp.	3,348,904	0.3
10,679		Lam Research Corp.	3,908,514	0.4
67,198		Mastercard, Inc. - Class A	19,107,079	1.8
16,451		Micron Technology, Inc.	824,195	0.1

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
584,100	Microsoft Corp.	$136,036,890	12.5
187,993	Nvidia Corp.	22,820,470	2.1
81,114	Oracle Corp.	4,953,632	0.5
22,940	(1) Palo Alto Networks, Inc.	3,757,343	0.3
27,832	(1) PayPal Holdings, Inc.	2,395,500	0.2
87,469	Qualcomm, Inc.	9,882,248	0.9
16,075	(1) Salesforce, Inc.	2,312,228	0.2
15,628	(1) ServiceNow, Inc.	5,901,289	0.5
22,393	(1) Snowflake, Inc. - Class A	3,805,914	0.4
49,303	Texas Instruments, Inc.	7,631,118	0.7
128,514	Visa, Inc. - Class A	22,830,512	2.1
7,934	VMware, Inc.	844,654	0.1
15,398	(1) Workday, Inc.	2,343,884	0.2
		493,699,532	45.5

	Materials: 0.8%
17,088	Ecolab, Inc.	2,467,849	0.2
8,235	Linde PLC	2,220,074	0.2
18,663	Sherwin-Williams Co.	3,821,249	0.4
4,382	Southern Copper Corp.	196,489	0.0
		8,705,661	0.8

	Real Estate: 1.5%
27,778	American Tower Corp.	5,963,936	0.5
33,674	Crown Castle, Inc.	4,867,577	0.4
5,345	Equinix, Inc.	3,040,450	0.3
9,682	Public Storage, Inc.	2,834,986	0.3
		16,706,949	1.5

	Total Common Stock
	(Cost $403,464,078)	1,077,792,145	99.4

EXCHANGE-TRADED FUNDS: 0.4%
31,739	iShares Russell Top 200 Growth ETF	3,792,493	0.4

	Total Exchange-Traded Funds
	(Cost $4,211,701)	3,792,493	0.4

	Total Long-Term Investments
	(Cost $407,675,779)	1,081,584,638	99.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
2,665,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
	(Cost $2,665,000)	2,665,000	0.2

	Total Short-Term Investments
	(Cost $2,665,000)	2,665,000	0.2

	Total Investments in Securities (Cost $410,340,779)	$1,084,249,638	100.0
	Liabilities in Excess of Other Assets	(80,775)	–
	Net Assets	$1,084,168,863	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2022.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$1,077,792,145	$–	$–	$1,077,792,145
Exchange-Traded Funds	3,792,493	–	–	3,792,493
Short-Term Investments	2,665,000	–	–	2,665,000
Total Investments, at fair value	$1,084,249,638	$–	$–	$1,084,249,638
Liabilities Table
Other Financial Instruments+
Futures	$(344,655)	$–	$–	$(344,655)
Total Liabilities	$(344,655)	$–	$–	$(344,655)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2022, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	16	12/16/22	$2,881,200	$(344,655)
			$2,881,200	$(344,655)

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $410,923,064.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$689,579,447
Gross Unrealized Depreciation	(16,597,528)
Net Unrealized Appreciation	$672,981,919